Derivative Financial Instruments - Schedule of Fair Values and Location of Outstanding Derivative Instruments Recorded in the Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivatives Fair Value [Line Items]
Total Assets	$ 17
Total Liabilities	9	$ 47
Other Current Assets
Derivatives Fair Value [Line Items]
Total Assets	1
Other Assets
Derivatives Fair Value [Line Items]
Total Assets	16
Other Current Liabilities
Derivatives Fair Value [Line Items]
Total Liabilities	8	28
Other Liabilities
Derivatives Fair Value [Line Items]
Total Liabilities	$ 1	$ 19